Stock and Incentive Programs (Schedule of Restricted Stock and Restricted Stock Unit Activity) (Details) (USD $)	0 Months Ended			9 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Jan. 03, 2012	Aug. 02, 2011	Jan. 02, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				$ 22,000,000				$ 22,000,000
Number of Shares Each Deferred Stock Unit will Convert to Upon the Earlier of the Separation Date of the Grantee or the Second Anniversary of the Grant Date						1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Future compensation expense for 2014						14,100,000
Future compensation expense for 2015						5,400,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of Days After Full Vesting for Dividends to be Paid						45 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Nonvested, Weighted Average Remaining Contractual Term Beginning				1 year 8 months 12 days		1 year 4 months 24 days
Nonvested at beginning of period (in shares)				735,357	415,906	415,906
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 20.88	$ 21.24	$ 21.24
Granted, Shares		709	119,315	706,490	408,146	408,146	310,651
Granted, Weighted-Average Grant Date Fair Value Per Share	$ 14.34	$ 32.32	$ 41.26	$ 23.44	$ 20.39	$ 20.39
Vested, Shares				(99,405)		(3,608)
Vested, Weighted-Average Grant Date Fair Value Per Share				$ 40.42		$ 19.92
Forfeited, Shares				(29,801)		(85,087)
Forfeited, Weighted-Average Grant Date Fair Value Per Share				$ 19.71		$ 20.30
Nonvested at end of period (in shares)				1,312,641.000		735,357	415,906	1,312,641.000
Nonvested at end of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 20.81		$ 20.88	$ 21.24	$ 20.81
Nonvested, Weighted Average Remaining Contractual Term (Years)						1 year 4 months 24 days	1 year 8 months 12 days
Restricted Stock and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Nonvested, Weighted Average Remaining Contractual Term Beginning				1 year 6 months		1 year 7 months 6 days
Nonvested at beginning of period (in shares)				49,673	22,438	22,438
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 20.49	$ 21.17	$ 21.17
Granted, Shares		1,177	14,625	17,767	32,671	32,671	15,760	0
Granted, Weighted-Average Grant Date Fair Value Per Share	$ 14.34	$ 30.01	$ 38.86	$ 23.45	$ 20.72	$ 20.72
Vested, Shares				(4,394)		0
Vested, Weighted-Average Grant Date Fair Value Per Share				$ 36.49		$ 0.00
Forfeited, Shares				0		(5,436)
Forfeited, Weighted-Average Grant Date Fair Value Per Share				$ 0.00		$ 24.64
Nonvested at end of period (in shares)				63,046.000		49,673	22,438	63,046.000
Nonvested at end of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 20.21		$ 20.49	$ 21.17	$ 20.21
Nonvested, Weighted Average Remaining Contractual Term (Years)						1 year 7 months 6 days	1 year 8 months 12 days
Restricted Stock and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				17,200,000		6,900,000		17,200,000
Allocated Share-based Compensation Expense				5,000,000	3,900,000	4,800,000	2,900,000	2,000,000	1,300,000	1,600,000
Maximum Number of Days After Full Vesting for Dividends to be Paid				45 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Granted, Shares									0
Future compensation expense for 2014						4,100,000
Future compensation expense for 2015						$ 2,800,000